As filed with the Securities and Exchange Commission on March 31, 2008
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
January 31, 2008
(UNAUDITED)
===============================================================================


                                                                                                                       Ratings (a)
    Face                                                                          Maturity   Current      Value            Standard
   Amount                                                                           Date    Coupon (b)   (Note 1)   Moody's & Poor's
----------                                                                          ----    ----------   --------   ------- --------
Tax Exempt Commercial Paper (2.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York Metropolitan Transportation Authority
             LOC ABN AMRO Bank N. A.                                             08/12/08    3.05%  $  5,000,000      P-1      A-1+
  3,000,000  New York State Environmental Quality (Clean Water Act)- Series 1986
             LOC Bayerische Landesbank / Landesbank Hessen                       03/10/08    3.20      3,000,000      P-1      A-1+
-----------                                                                                         ------------
  8,000,000  Total Tax Exempt Commercial Paper                                                         8,000,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (c) (23.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown, NY CSD BAN                              07/18/08    3.70%  $  3,003,974
  1,134,423  Bethlehem, NY CSD BAN                                               07/31/08    3.72      1,135,932
  7,000,000  Board of Cooperative Educational Services                           06/30/08    2.95      7,008,486
  8,000,000  Clarence, NY CSD TAN                                                06/26/08    3.71      8,009,073
  2,720,500  Clarence, NY CSD BAN                                                07/24/08    3.71      2,724,167
 10,000,000  Commack, NY Union Free School District TAN                          06/30/08    3.66     10,013,495
  5,500,000  Copiague, NY Union Free School District TAN                         06/27/08    3.75      5,507,597
  4,500,000  East Ramapo, NY CSD RAN                                             06/19/08    3.70      4,504,939
  2,400,000  Eastchester, NY Union Free School District BAN                      07/11/08    3.71      2,405,490
  2,850,000  Hornell, NY CSD RAN                                                 06/19/08    3.70      2,855,737
  5,000,000  Hudson Falls, NY CSD BAN                                            06/27/08    3.74      5,009,860
  1,983,647  Lakeland, NY CSD                                                    12/19/08    2.25      1,996,362
 10,000,000  Middle Country, NY CSD Centereach NY TAN                            06/30/08    3.63     10,014,712
  2,665,000  Monroe County, NY Public Improvement Bond - Series 2007
             Insured by MBIA Insurance Corporation                               06/01/08    3.71      2,669,676
  2,572,537  North Syracuse, NY CSD BAN                                          08/22/08    3.65      2,580,786
  2,500,000  Oneonta, NY CSD                                                     07/09/08    2.99      2,511,232
  1,600,000  Pawling, NY Central School District                                 12/12/08    3.00      1,610,010
  4,500,000  Pearl River, NY Union Free School District TAN                      06/26/08    3.71      4,509,332
  1,490,000  Plainedge, NY Union Free School District TAN                        07/30/08    3.72      1,492,008
  6,000,000  Tompkins-Seneca-Tioga, NY (Board of Cooperative Educational
             Services Sole Supervisory District) RAN                             06/30/08    3.88      6,008,847
  1,018,719  Victor, NY CSD                                                      06/15/08    3.65      1,020,360
-----------                                                                                         ------------
 86,434,826  Total Tax Exempt General Obligation Notes & Bonds                                        86,592,075
-----------                                                                                         ------------

Variable Rate Demand Instruments (d) (76.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,995,000  ABN AMRO Munitops Certificate Trust (New York Non-AMT),
             Single Asset Series 2002-31 (Triborogh Bridge & Tunnel Authority,
             NY, Subordinate Revenue Refunding Bonds - Series 2002 E)
             Insured by MBIA Insurance Corp.                                     11/15/10    2.55%  $  3,995,000    VMIG-1
  7,670,000  ABN AMRO Munitops Certicicate Trust - Series 20020-33
             Port Authority of New York and New Jersey Consolidated
             Bonds, 128th Series
             Insured by FSA                                                      11/01/10    2.24      7,670,000    VMIG-1
  4,500,000  BB & T  Municipal Trust Floater - Series 1002
             LOC Branch Banking & Trust Company                                  11/06/23    2.38      4,500,000    VMIG-1
  9,160,000  BB& T Municipal Trust Floater - Series 1006
             LOC Branch Banking & Trust Company                                  02/22/20    2.38      9,160,000    VMIG-1
  1,370,000  BB & T Municipal Trust Floater - Series 4000
             (Relating to Louisiana Public Facilities Authority Equipment
             and Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Banking & Trust Company                                  07/01/18    2.33      1,370,000    VMIG-1
  5,000,000  Clinton County, NY Industrial Development Agency Civic Facility RB
             (Champlain Valley Physician's Hospital Project) - Series A
             LOC KeyBank, N.A.                                                   07/01/17    2.17      5,000,000    VMIG-1
  1,900,000  Dutchess County, NY IDA (Marist College) - Series 2005 A
             LOC Bank of New York Mellon                                         07/01/35    2.14      1,900,000               A-1+
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                      07/01/16    2.28     12,155,000    VMIG-1     A-1+
  2,000,000  Eagle Tax - Exempt Trust - Series 20060107 Class A Certificates
             (The Port Authority of New York and New Jersey Consolidated Bonds
             143rd Series)                                                       04/01/36    2.35      2,000,000               A-1+
  2,100,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                   03/01/24    2.24      2,100,000      P-1      A-1
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)         07/01/26    2.08      5,000,000    VMIG-1
    900,000  Forest City New Rochelle, NY
             RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                             06/01/11    2.34        900,000    VMIG-1
  2,100,000  Great Neck North, NY Water Authority Water System RB - Series 1993A
             Insured by FGIC                                                     01/01/20    3.80      2,100,000    VMIG-1     A-1+
  3,300,000  Lehman Municipal Trust Receipts
             Floating Rate Trust Receipts - Series P69W
             (New Hampshire State Housing Finance Authority)                     07/01/39    2.23      3,300,000    VMIG-1
  5,000,000  Lehman Municipal Trust Receipts Floating rate Trust Receipts-
             2006 Series P 85 (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2004 Series A
             Insured by MBIA Insurance Corporation                               06/15/35    3.90      5,000,000    VMIG-1     A-1
  3,405,000  Long Island Power Authority, NY Electric System General RB
             - Series 2003 E
             LOC Dexia CLF                                                       12/01/29    1.90      3,405,000    VMIG-1     A-1+
  1,000,000  Metropolitan Transportation Authority, NY Transportation RB
             - Series 2005 E-1
             LOC Fortis Bank S.A/N.V                                             11/01/35    2.05      1,000,000    VMIG-1     A-1+
  3,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-2
             LOC Fortis Bank S.A./N.V.                                           11/01/35    1.81      3,000,000    VMIG-1     A-1+
  3,000,000  Monroe County, NY IDA Civic Facilities RB
             (Depaul Properties, Inc. Project) - Series 2006
             LOC KeyBank, N.A.                                                   06/01/26    2.17      3,000,000    VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004 - 950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                     02/01/34    2.38      2,495,000    VMIG-1
  5,200,000  Nassau County, NY IDA
             (The Jade Corporation Project) - Series 2007
             LOC Wilmington Trust Company                                        08/01/32    2.27      5,200,000    VMIG-1
  1,000,000  New York City, NY Housing Development Agency (West
             48th Street Development) - Series A
             Guaranteed by Federal National Mortgage Association                 01/15/34    1.98      1,000,000               A-1+
  8,065,000  New York City Industrial Development Agency Civil Facility RB
             (Jamaica First Parking LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                       03/31/34    2.14      8,065,000               A-1+
  1,150,000  New York City Transitional Finance Authority (New York City Recovery
             Bonds) Fiscal 2003 Series 1, Subseries 1B                           11/01/22    1.99      1,150,000    VMIG-1     A-1+
  6,060,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                     08/01/31    1.95      6,060,000    VMIG-1     A-1+
    400,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                        08/01/16    1.78        400,000    VMIG-1     A-1
  5,500,000  New York City, NY GO - Subseries G-3
             LOC Westdeutsche Landesbank                                         08/01/14    2.27      5,500,000    VMIG-1     A-1+
  1,300,000  New York City, NY GO - Fiscal 1995, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                       08/15/23    2.10      1,300,000    VMIG-1     A-1+
  2,350,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC JPMorgan Chase Bank, N.A.                                       02/15/13    1.92      2,350,000    VMIG-1     A-1+
  2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                  06/01/36    2.19      2,400,000               A-1+
  3,865,000  New York City, NY IDA Civic Facilities RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                             11/01/32    2.09      3,865,000    VMIG-1
    980,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                         05/01/11    2.93        980,000    VMIG-1
  1,246,400  New York City, NY IDA IDRB (Abigal Press,Inc. Project) - Series 2002
             LOC JPMorgan Chase Bank, N.A.                                       12/01/18    2.45      1,246,400               A-1+
  5,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                      09/01/35    2.06      5,000,000    VMIG-1     A-1+
  3,300,000  New York City, NY GO - Fiscal 2003, Series I Subseries C5
             LOC Bank of New York Mellon                                         08/01/20    2.03      3,300,000    VMIG-1     A-1+
  4,000,000  New York City, NY Housing Development Corporation
             Multi Family Rent Housing RB (90 West Street) - Series A
             Collaterized By Federal National Mortgage Association               03/15/36    2.00      4,000,000               A-1+
  4,385,000  New York City, NY IDA Civil Facility RB
             (Jamaica First Parking LLC Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                       03/01/31    2.14      4,385,000               A-1+
  8,300,000  New York City, NY  Industrial Development Agency Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds TSB Bank PLC                                             12/01/39    2.14      8,300,000    VMIG-1
  1,040,000  New York City, NY Transitional Finance Authority
             Building Aid RB Putters Series 1741
             Insured by FGIC                                                     01/15/15    3.45      1,040,000               A-1+
    490,000  New York City, NY Trust for Cultural Resources RB (The Museum of
             Broadcasting) - Series 1989
             LOC KBC Bank N.V.                                                   05/01/14    1.88        490,000    VMIG-1     A-1
  3,665,000  New York State Dormitory Authority Floating Rate Rate Trust
             Receipts - Series 2005 M-2 (Dormitory Authority State of New York
             Hospital Insured Mortgage RB 2004 Series A)
             Issured by FSA                                                      02/15/13    2.13      3,665,000    VMIG-1
  9,120,000  New York State Dormitory Authority RB  (Mental Health
             Services) - Subseries D - 2F                                        02/15/31    1.90      9,120,000               A-1
  2,000,000  New York State Dormitory Authority RB - Series 1492
             Collaterized By GMNA                                                02/15/41    2.23      2,000,000               A-1+
  6,700,000  New York State Dormitory Authority RB
             (St Luke's Roosevelt Hospital Center) - Series 2005
             Insured by FHA                                                      08/15/25    2.10      6,700,000               A-1
  4,900,000  New York State Dormitory Authority RB
             (Catholic Health System Obligation Group) - Series 2005
             LOC HSBC Bank US                                                    07/01/22    2.10      4,900,000    VMIG-1
 10,400,000  New York State Energy Research & Development Authority
             Pollution Control RB
             (Orange & Rockland Utilities Inc. Project) - Series A               10/01/14    3.07     10,400,000    VMIG-1     A-1+
  1,500,000  New York State Energy Research and Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3
             LOC Citibank, N.A.                                                  11/01/39    2.16      1,500,000    VMIG-1     A-1+
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland PLC                                      12/01/27    2.16      1,000,000    VMIG-1
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006A
             LOC Landesbank Baden - Wurttemberg                                  11/01/39    2.01      4,000,000    VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing) - Series A
             Guaranteed by Federal National Mortgage Association                 05/15/36    2.39      3,750,000    VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A
             LOC Landesbank Hessen -Thuringen Girozentrale                       11/01/34    2.01      5,000,000    VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004A
             LOC JPMorgan Chase Bank, N.A.                                       11/01/36    2.16      1,750,000    VMIG-1
  2,400,000  New York State Housing Finance Agency RB
             (101 West End) - Series 2000 A
             Guaranteed by Federal National Mortgage Association                 05/15/31    2.14      2,400,000    VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Street Association) - Series 2005 A
             Guaranteed by Federal National Mortgage Association                 05/15/38    1.95      2,000,000    VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (Victory Housing) - Series 2001 A
             Guaranteed by Federal Home Loan Mortgage Corporation                11/01/33    2.05      5,000,000    VMIG-1
  5,200,000  New York State Local Government Assistance Corporation
             - Series 1995D
             LOC Societe Generale                                                04/01/25    1.93      5,200,000    VMIG-1     A-1+
  4,100,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                                04/01/25    2.25      4,100,000    VMIG-1     A-1+
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments) - Series 2006 A
             Colleteralized by Federal National Mortgage Association             05/15/36    2.30      3,900,000    VMIG-1
  7,700,000  New York State Housing Finance Agency Service Contract RB
             Series 2003 B
             LOC BNP Paribas                                                     03/15/26    1.95      7,700,000               A-1+
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                   10/01/30    2.14      3,400,000    VMIG-1
  5,800,000  NYC Municipal Financial Authority Water & Sewer System RB
             (Eagle - 20070157 - Class A                                         06/15/39    2.26      5,800,000               A-1
  3,730,000  Onondaga County, NY IDA  Civil Facility RB
             (Onondaga Community College Housing Development Corporation Project)
             - Series 2005 A
             LOC Citizens Bank, N.A.                                             12/01/30    2.11      3,730,000               A-1+
  1,240,000  Onondaga County, NY IDA  Civil Facility RB
             (YMCA Greater Syracuse) - Series 2003 A
             LOC Citizens Bank, N.A.                                             11/01/25    2.24      1,240,000      P-1      A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A (d)
             LOC Key Bank, N.A                                                   06/01/27    2.24      3,375,000      P-1      A-1
  3,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center for Performing
             Arts Inc. Project) - Series 2002
             LOC Northern Trust Company                                          07/01/32    2.30      3,500,000    VMIG-1
  1,900,000  Port Authority of New York and New Jersey - Special Versatile
             Structure Obligation RB - Series 3                                  06/01/20    1.68      1,900,000    VMIG-1     A-1+
  3,075,000  Putters - Series 1969 (Port Authority of New York and New Jersey)
             Insured by FGIC                                                     04/15/15    2.90      3,075,000               A-1+
  2,000,000  ROCs II-R Trust - Series 12041 (Port Authority of New York and
             New Jersey)
             LOC  MBIA Insurance Corporation                                     05/01/34    2.66      2,000,000    VMIG-1     A-1+
 10,415,000  ROCs II-R Trust - Series 2019 (New York City Transitional Finance
             Authority - Series 2003 E)
             Insured by MBIA Insurance Corporation                               02/01/20    2.52     10,415,000    VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton - Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                   12/01/31    2.14      1,900,000    VMIG-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB Series 2006
             (St. Anthony's High School Civic Facility)
             LOC KBC Bank                                                        12/01/36    2.02      4,000,000               A-1+
  2,200,000  TOCs - Series 2000-1(Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000) - Series A                           04/01/27    2.23      2,200,000               A-1+
  3,000,000  TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                      07/01/19    2.23      3,000,000               A-1+
  4,700,000  Triborough Bridge & Tunnel Authority, NY RB
             (MTA Bridges and Tunnels) Subordinated Revenue Variable Rate
             Refunding Bonds - Series 2000 AB
             Insured by FSA                                                      01/01/19    1.95      4,700,000    VMIG-1     A-1+
-----------                                                                                         ------------
283,401,400  Total Variable Rate Demand Instruments                                                  283,401,400
-----------                                                                                         ------------

Variable Rate Demand Instrument - Private Placement (d) (0.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                    09/01/21    4.71%  $  3,000,000      P-1      A-1+
-----------                                                                                         ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                 3,000,000
-----------                                                                                         ------------
             Total Investments (102.27%)                                                            $380,993,475
             Liabilities in Excess of cash and other Assets (-2.27%)                                  (8,443,801)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $372,549,674
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A,       210,265,670   shares outstanding                                        $       1.00
                                                                                                    ============
             Class B,        17,142,714   shares outstanding                                        $       1.00
                                                                                                    ============
             Victory Shares, 53,381,031   shares outstanding                                        $       1.00
                                                                                                    ============
             Advantage Shares, 91,761,238 shares outstanding                                        $       1.00
                                                                                                    ============


FOOTNOTES:

Note 1 - Valuation of Securities
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     AMT     =   Alternate Minimum Tax                            IDRB      =    Industrial Development Revenue Bond
     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     CSD     =   Central School District                          MHRB      =    Multi-Family Revenue Housing Bond
     FGIC    =   Financial Guaranty Insurance Company             MTA       =    Metropolitan Transport Authority
     FHA     =   Federal Housing Administration                   RAN       =    Revenue Anticipation Note
     FSA     =   Financial Security Assurance                     RB        =    Revenue Bond
     GNMA    =   Government National Mortgage Association         ROCs      =    Reset Option Certificates
     GO      =   General Obligation                               TAN       =    Tax Anticipation Note
     HDC     =   Housing Development Corporation                  TOCs      =    Tender Option Certificate
     IDA     =   Industrial Development Authority


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Christine Manna
                                    -------------------
                                    Christine Manna, Secretary

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael P. Lydon
                                    ------------------
                                    Michael P. Lydon, President

Date: March 28, 2008

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 28, 2008

* Print the name and title of each signing officer under his or her signature.